RELATED PARTY TRANSACTIONS (Details) - USD ($)		6 Months Ended
	Jun. 18, 2018	Jun. 30, 2018
Related Party Transactions [Abstract]
Number of shares cancelled	20,000,000
Number of shares issued (in shares)	4,200,000	10,000
Shares sold per share (in dollars per shares)	$ 0.0001
Proceeds from issuance of common stock	$ 420	$ 1